Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Total marketable securities, Amortized Cost	$ 51,355
Marketable securities unrealized gains	27
Total marketable securities, Unrealized Losses	(23)
Total marketable securities, Fair Value	51,359
U.S. government agency securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	20,011
Marketable securities unrealized gains	2
Current marketable securities, Unrealized Losses	(1)
Current marketable securities, Fair Value	20,012
Corporate debt securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	12,487
Marketable securities unrealized gains	22
Current marketable securities, Unrealized Losses	(8)
Current marketable securities, Fair Value	12,501
Commercial paper [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	2,499
Current marketable securities, Unrealized Losses	(5)
Current marketable securities, Fair Value	2,494
U.S. municipal securities [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	11,662
Marketable securities unrealized gains	3
Current marketable securities, Unrealized Losses	(5)
Current marketable securities, Fair Value	11,660
Certificates of deposit/time deposits [Member]
Summary of the amounts recorded on the Consolidated Balance Sheet for marketable securities (current and non-current)
Current marketable securities, Amortized Cost	4,696
Current marketable securities, Unrealized Losses	(4)
Current marketable securities, Fair Value	$ 4,692